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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                               Name:                 Shaker Investments, L.L.C.
                               Address:              3690 Orange Place
                                                     Suite 400
                                                     Cleveland, Ohio 44122
                               13F File Number:      28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       Edward P. Hemmelgarn
Title:                      President & CEO
Phone:                      216-292-2950
Signature,                  Place,                        and Date of Signing:
Edward P. Hemmelgarn        Cleveland, Ohio               February 7, 2007


/s/ Edward P. Hemmelgarn
-----------------------------------------------------------------------------
Report Type (Check only one.):
                                       [X]  13F HOLDINGS REPORT.
                                       [ ]  13F NOTICE.
                                       [ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                         0
Form 13F Information Table Entry Total:                    53
Form 13F Information Table Value Total:                    $101,608 (thousands)

List of Other Included Managers:


No. 13F File Number                                        Name






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FORM 13F INFORMATION TABLE

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                                  Title of              Value    Shrs or     SH/  PUT/   Investment  Other     Voting Authority
Name of Issuer                    Class      Cusip     (000's)   prn amt     PRN  Call   Discretion  Managers  Sole   Shared   None



Comtech Group Inc.                         205821200    7055.31     470668               Sole                  470668
Portfolio Recovery Associates              73640Q105    6357.86     144925               Sole                  144925
Supertex, Inc.                             868532102    5108.49     131425               Sole                  131425
Tessera Technologies Inc                   88164L100    5010.58     144065               Sole                  144065
Qiagen, N.V.                               N72482107    4840.05     305559               Sole                  305559
Copart Inc.                                217204106    4212.15     149420               Sole                  149420
Buffalo Wild Wings                         119848109    4157.20     108685               Sole                  108685
Royal Caribbean Cruises                    V7780T103    4069.62     104860               Sole                  104860
Global Santa Fe Corp.                      G3930E101    3716.01      74335               Sole                   74335
RTI International Metals Inc.              74973W107    3701.69      84940               Sole                   84940
HCC Ins. Holdings Inc.                     404132102    3239.34      98520               Sole                   98520
Cognizant Tech Solutions                   192446102    3176.81      42924               Sole                   42924
Integra Life Sciences                      457985208    2980.30      79517               Sole                   79517
S&P Index Dep. Receipts                    78462F103    2942.10      22025               Sole                   22025
Freescale Semiconductor Inc.               35687M107    2892.94      76030               Sole                   76030
Irwin Financial Corporation                464119106    2827.89     144575               Sole                  144575
Microchip Technology                       595017104    2766.63      85337               Sole                   85337
Cerner Corporation                         156782104    2753.42      60648               Sole                   60648
Micros Systems Inc                         594901100    2554.85      52225               Sole                   52225
PetroQuest Energy, Inc.                    716748108    2489.54     238690               Sole                  238690
Noble Corp                                 g65422100    2393.91      37300               Sole                   37300
Abercrombie & Fitch                        002896207    2379.69      34250               Sole                   34250
Alkermes                                   01642T108    2378.53     150065               Sole                  150065
Casey's General Stores, Inc.               147528103    2166.87      97300               Sole                   97300
Adams Respiratory Therapeutics Inc.        00635P107    2148.20      58710               Sole                   58710
PetMed Express Inc.                        716382106    2093.74     200550               Sole                  200550
Ambac Financial Group                      023139108    2051.79      24795               Sole                   24795
E Trade Group Inc                          269246104    2029.59      84849               Sole                   84849
St. Mary Land & Exploration                792228108    1900.11      51760               Sole                   51760
O'Reilly Automotive                        686091109    1853.45      55810               Sole                   55810
Labor Ready Inc.                           505401208    1764.17     110745               Sole                  110745




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

Celadon Group, Inc.                        150838100    1496.52      89935               Sole                89935
Rowan Cos. Inc.                            779382100    1456.09      46035               Sole                46035
Netgear, Inc.                              64111Q104    1449.12      70380               Sole                70380
Cisco Systems, Inc.                        17275R102    1220.61      53116               Sole                53116
Marvell Technology Group Ltd.              G5876H105    1148.25      59280               Sole                59280
CRM Holdings, Ltd.                         G2554P103     950.99     126630               Sole               126630
Getty Images, Inc.                         374276103     727.32      14640               Sole                14640
CB International Rectfr CV DO
  07/19/00 4.25% JJ07                      460254AE5      592.5     600000               Sole               600000
Anadarko Petroleum Corp.                   032511107     394.47       9000               Sole                 9000
Intersil Corp.- CL A                       46069S109     366.04      14910               Sole                14910
Ishares Rus 2000 GRW                       464287648     348.41       4813               Sole                 4813
Website Pros, Inc.                         94769V105     242.18      22300               Sole                22300
Virginia Commerce Bancorp, Inc.            92778Q109     224.44      10110               Sole                10110
Bucyrus International                      118759109     223.98       5280               Sole                 5280
Unica Corp                                 904583101     223.30      21680               Sole                21680
Hercules Offshore, Inc                     427093109     218.28       7030               Sole                 7030
Benchmark Electronic                       08160H101     207.78       7730               Sole                 7730
Tetra Technologies, Inc.                   88162F105     201.49       8340               Sole                 8340
Kodiak Oil & Gas Corporation               50015Q100     104.70      30000               Sole                30000
Minrad International Inc.                  60443P103     104.06      26080               Sole                26080


                                                      111,913
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